As filed with the Securities and Exchange Commission on July 14, 1999
                        Securities Act File No. 333-31359
                    Investment Company Act File No. 811-08295
________________________________________________________________________________

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                             ______________________

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   [X]

         Pre-Effective Amendment No.___                                   [ ]
         Post-Effective Amendment No. 5                                   [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           [X]

         Amendment No. 6                                                  [X]

                        (Check appropriate box or boxes.)


                         NEW PROVIDENCE INVESTMENT TRUST
               --------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)


     105 North Washington Street, P.O. Drawer 69, Rocky Mount, NC 27802-0069
    -------------------------------------------------------------------------
        (Address of Principal Executive Offices)                  (Zip Code)


        Registrant's Telephone Number, including Area Code (252) 972-9922
                                                           --------------

                              C. Frank Watson, III
     105 North Washington Street, P.O. Drawer 69, Rocky Mount, NC 27802-0069
    -------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

                                With copies to:
                                ---------------
                                 Jane A. Kanter
                             Dechert Price & Rhoads
                             1775 Eye Street, N.W.
                           Washington, DC 20006-2401


Approximate Date of Proposed Public Offering:  As soon as practicable after the
                                               Effective date of this Amendment
                                               --------------------------------

It is proposed that this filing will become effective: (check appropriate box)

            [X] immediately upon filing pursuant to paragraph (b)
            [ ] on (date) pursuant to paragraph (b)
            [ ] 60 days after filing pursuant to paragraph (a)(1)
            [ ] on (date) pursuant to paragraph (a)(1)
            [ ] 75 days after filing pursuant to paragraph (a)(2)
            [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

            [ ] This post-effective  amendment designates  a new effective  date for a previously filed post-effective amendment.

                         NEW PROVIDENCE INVESTMENT TRUST

                       CONTENTS OF REGISTRATION STATEMENT

This registration statement consists of the following papers and documents:

-Cover Sheet
-Contents of Registration Statement
-Introduction
-Supplements  to the  Prospectus  of each  fund and  each  affected  series  and
 Supplements to the Statement of Additional Information
-Part C - Other Information and Signature Page

                                  Introduction

         This Amendment, filed pursuant to Rule 485(b), is being filed for the sole purpose of adding, by separate supplements, certain information to the Trust's Prospectuses and Statements of Additional Information for the New Providence Capital Growth Fund and the Wisdom Fund. This Amendment incorporates by reference each Prospectus and Statement of Additional Information as filed with the Securities and Exchange Commission in Post-Effective Amendment Nos. 1 and 4 to the Trust's Registration Statement, on September 30, 1998 and April 7, 1999, respectively.

         Except to the extent that those Prospectuses and Statements of Additional Information, which are included in Post-Effective Amendment Nos. 1 and 4, are modified by each supplement included with this Amendment, no changes to those Prospectuses and Statements of Additional Information are being made or should be viewed as being made by this Amendment.

NEW PROVIDENCE INVESTMENT TRUST
NEW PROVIDENCE CAPITAL GROWTH FUND

         Supplement to the Prospectus of the New Providence Capital Growth Fund dated September 29, 1998

I. The sixth paragraph under the heading "Prospectus Summary" on page 2 is revised to read as follows:
         ---------------------------

         Distributor and Distribution Fee. Capital Investment Group, Inc. ("Distributor") was appointed on July 14, 1999, to serve as Distributor of shares of the Fund. The Distributor is not an affiliate of the Advisor or Donaldson & Co., Inc. Under the Fund's Distribution Plan, expenditures by the Fund for distribution activities and service fees may not exceed 0.25% of the Fund's average net assets annually. See "How Shares May Be Purchased - Distribution Plan."


II. The first paragraph under the heading "How Shares May Be Purchased - Distribution Plan" on page 11 is revised to read as follows:
         ------------------------------------------------------------

         Distribution Plan. Capital Investment Group, Inc., 17 Glenwood Avenue, Raleigh, North Carolina 27612, is the Distributor for the Fund under a Distribution Agreement with the Trust. The Distributor may sell Fund shares to or through qualified securities dealers or others.


III. The fifth paragraph under the heading "Management of the Fund - The Advisor" on page 15 is revised by deleting the third sentence.


IV. The sixth paragraph under the heading "Management of the Fund - The Advisor" on page 15 is revised to read as follows:
         --------------------------------------------------

         John K. Donaldson (control member of the Advisor), Kyle A. Tomlin, CFA, and Shannon D. Coogle are responsible for day-to-day management of the Fund's portfolio. Messrs. Donaldson and Tomlin have been with the Advisor since its formation. Ms. Coogle has been with the Advisor since 1997. Mr. Tomlin served as a Portfolio Manager for the Donaldson & Co., Incorporated, from 1994-97.


The date of this Supplement is July 14, 1999.

NEW PROVIDENCE INVESTMENT TRUST
NEW PROVIDENCE CAPITAL GROWTH FUND


         Supplement to the Statement of Additional Information of the New Providence Capital Growth Fund dated September 29, 1998


I. The information regarding Kyle A. Tomlin in the table under the heading "Management - Trustees and Officers" on page 4 is revised by removing the reference to Donaldson & Co., Incorporated as the "Distributor to the Fund."


II. The fourth paragraph under the heading "Management - Investment Advisor" on page 6 is revised to read as follows:
         -------------------------------------------------

         John K. Donaldson controls the Advisor.


III. The first paragraph under the heading "Management - Distributor" on page 7 is revised to read as follows:
         -------------------------------------

         Distributor. Capital Investment Group, Inc. ("Distributor") is the principal underwriter and distributor of Fund shares pursuant to a Distribution Agreement with the Trust.


IV. The first sentence of the eighth paragraph under the heading "Portfolio Transactions" on page 10 is revised to read as follows:
         -------------------------------------------------------

         The Advisor may also utilize a brokerage firm affiliated with the Trust or the Advisor (including the Distributor) if it believes it can obtain the best execution of transactions from such broker.


V. The tenth paragraph under the heading "Portfolio Transactions" on page 10 is revised by replacing the term "the Distributor" with "Donaldson & Co., Incorporated."


The date of this Supplement is July 14, 1999.

NEW PROVIDENCE INVESTMENT TRUST
WISDOM FUND

         Supplement to the Institutional Class Shares Prospectus of the Wisdom Fund dated April 12, 1999


I. The first paragraph under the heading "Brokerage Practices" on page 6 is revised to read as follows:
         ------------------------------

         In selecting brokers and dealers, AIC may consider research and brokerage services furnished to AIC or any affiliated investment adviser. Subject to seeking the most favorable net price and execution available, AIC may also consider sales of shares of the Fund as a factor in the selection of brokers and dealers. Certain securities trades will be cleared through Donaldson & Co., Incorporated, a registered broker-dealer affiliate of AIC and former distributor of this Fund. The Trustees review the brokerage policies and rates regularly.


The date of this Supplement is July 14, 1999.

NEW PROVIDENCE INVESTMENT TRUST
WISDOM FUND

         Supplement to the Investor Class Shares Prospectus of the Wisdom Fund dated April 12, 1999


I. The first paragraph under the heading "Brokerage Practices" on page 6 is revised to read as follows:
         ------------------------------

         In selecting brokers and dealers, AIC may consider research and brokerage services furnished to AIC or any affiliated investment adviser. Subject to seeking the most favorable net price and execution available, AIC may also consider sales of shares of the Fund as a factor in the selection of brokers and dealers. Certain securities trades will be cleared through Donaldson & Co., Incorporated, a registered broker-dealer affiliate of AIC and former distributor of this Fund. The Trustees review the brokerage policies and rates regularly.


II. The first paragraph under the heading "Purchasing Fund Shares - Sales Charges" on page 7 is revised to read as follows:
         -------------------------------------------------

         Sales Charges. The public offering price of Investor Class shares of the Fund equals net asset value plus a sales charge. Capital Investment Group, Inc. ("Distributor"), 17 Glenwood Avenue, Raleigh, North Carolina 27612, receives this sales charge as Distributor and may reallow it in the form of dealer discounts and brokerage commissions as follows:


The date of this Supplement is July 14, 1999.

NEW PROVIDENCE INVESTMENT TRUST
WISDOM FUND

         Supplement to the Statement of Additional Information of the Wisdom Fund dated April 12, 1999


I. The information regarding Kyle A. Tomlin in the table under the heading "Management and Service Providers - Trustees and Officers" on page 8 is revised by removing the reference to Donaldson & Co., Incorporated as the "Distributor to the Fund."


II.      The  second  sentence  of  the  fourth   paragraph  under  the  heading
         "Management and Service Providers - Investment Advisor" on page 9 is revised as follows:
         -------------------

         Mr. Donaldson also controls Donaldson & Co., Incorporated, former distributor to the Fund and serves as its President.


III.     The  first  paragraph  under  the  section,   "Management  and  Service
         Providers - Distributor," on page 10 is revised to read as follows:
         -------------------------------------------------------------------

         Distributor. Capital Investment Group, Inc. ("Distributor") is the principal underwriter and distributor of Fund shares pursuant to a Distribution Agreement with the Trust. The Distributor serves as exclusive agent for the distribution of the shares of the Fund.


IV. The section, "Management and Service Providers - Distributor," is revised by removing the second paragraph of that section on page 10 and replacing the term "Distributors" with "Distributor" in the sixth paragraph on page 11.


V. The first paragraph under the heading, "Purchase of Shares" on page 15 is revised to read as follows:
         ------------------------------

         Sales Charges. The public offering price of Investor Class shares of the Fund equals net asset value plus a sales charge. Capital Investment Group, Inc., 17 Glenwood Avenue, Raleigh, North Carolina 27612, receives this sales charge as Distributor and may reallow it in the form of dealer discounts and brokerage commissions as follows:


The date of this Supplement is July 14, 1999.

                                     PART C
                                     ======

                       THE NEW PROVIDENCE INVESTMENT TRUST

                                    FORM N-1A

                                OTHER INFORMATION

ITEM 23.  Exhibits
          --------
(a)      Declaration of Trust.^1

(b)      By-Laws.^1

(c) Certificates for shares are not issued. Articles V, VI, VIII, IX, and X of the Declaration of Trust, previously filed as Exhibit (1) hereto, define the rights of shareholders.^1

(d)(1) Investment Advisory Agreement between the New Providence Capital Growth Fund and New Providence Capital Management, L.L.C., as Advisor.^4

(d)(2) Form of Investment Advisory Agreement between the Wisdom Fund and Atlanta Investment Counsel, L.L.C., as Advisor.^4

(e)(1) Distribution Agreement between the Registrant and Donaldson & Co., Inc., as Distributor.^4

(e)(2) Distribution Agreement between the Registrant and Capital Investment Group, Inc., as Distributor.^5

(f)      Not Applicable.

(g) Custodian Agreement between the Registrant and First Union National Bank of North Carolina, as Custodian.^4

(h)(1) Fund Accounting and Compliance Administration Agreement between the Registrant and The Nottingham Company, Inc., as Administrator.^4

(h)(2) Dividend Disbursing and Transfer Agent Agreement between the New Providence Investment Trust and NC Shareholder Services, LLC, as Transfer Agent.^4

(i) Opinion and Consent of Dechert Price & Rhoads regarding the legality of the securities being registered with respect to the Wisdom Fund.^4

(j) Consent of Deloitte & Touche LLP, Independent Public Accountants with respect to the Wisdom Fund.^4

(k)      Not applicable.

(l)      Initial Capital Agreements.^2

(m)(1) Plan of Distribution Pursuant to Rule 12b-1 Plan for the New Providence Capital Growth Fund.^4

(m)(2) Form of Plan of Distribution Pursuant to Rule 12b-1 Plan for the Wisdom Fund.^4

(n)      Not applicable.

(o)      Form of Rule 18f-3 Plan.^4

(p)      Copy of Power of Attorney.^2

-----------------------
   (1) Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed July 16, 1997 (File No. 333-31359).

   (2) Incorporated herein by reference to Registrant's Registration Statement on Form N-1A Pre-Effective Amendment No. 1 filed September 25, 1997 (File No. 333-31359).

   (3) Incorporated herein by reference to Registrant's Registration Statement on Form N-1A Post-Effective Amendment No. 1 filed September 29, 1998 (File No. 333-31359).

   (4) Incorporated herein by reference to Registrant's Registration Statement on Form N-1A Post-Effective Amendment No. 2 filed October 22, 1998 (File No. 333-31359).

   (5)   To be filed by Amendment.

ITEM 24.  Persons Controlled by or Under Common Control with the Registrant
          -----------------------------------------------------------------

         No person is controlled by or under common control with the Registrant.


ITEM 25.  Indemnification
          ---------------

         The  Declaration  of  Trust  and  Bylaws  of  the  Registrant   contain
         provisions covering indemnification of the officers and trustees. The following are summaries of the applicable provisions.

         The Registrant's Declaration of Trust provides that every person who is or has been a trustee, officer, employee or agent of the Registrant and every person who serves at the trustees' request as director, officer, employee or agent of another enterprise will be indemnified by the Registrant to the fullest extent permitted by law against all liabilities and against all expenses reasonably incurred or paid by him in connection with any debt, claim, action, demand, suit, proceeding, judgment, decree, liability or obligation of any kind in which he becomes involved as a party or otherwise or is threatened by virtue of his being or having been a trustee, officer, employee or agent of the Registrant or of another enterprise at the request of the Registrant and against amounts paid or incurred by him in the compromise or settlement thereof.

         No indemnification will be provided to a trustee or officer: (i) against any liability to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office ("disabling conduct"); (ii) with respect to any matter as to which he shall, by the court or other body by or before which the proceeding was brought or engaged, have been finally adjudicated to be liable by reason of disabling conduct; (iii) in the absence of a final adjudication on the merits that such trustee or officer did not engage in disabling conduct, unless a reasonable determination, based upon a review of the facts that the person to be indemnified is not liable by reason of such conduct, is made by vote of a majority of a quorum of the trustees who are neither interested persons nor parties to the proceedings, or by independent legal counsel, in a written opinion.

         The rights of indemnification may be insured against by policies maintained by the Registrant, will be severable, will not affect any other rights to which any trustee, officer, employee or agent may now or hereafter be entitled, will continue as to a person who has ceased to be such trustee, officer, employee, or agent and will inure to the benefit of the heirs, executors and administrators of such a person; provided, however, that no person may satisfy any right of indemnity or reimbursement except out of the property of the Registrant, and no other person will be personally liable to provide indemnity or reimbursement (except an insurer or surety or person otherwise bound by contract).

         Article XIV of the Registrant's Bylaws provides that the Registrant will indemnify each trustee and officer to the full extent permitted by applicable federal, state and local statutes, rules and regulations and the Declaration of Trust, as amended from time to time. With respect to a proceeding against a trustee or officer brought by or on behalf of the Registrant to obtain a judgment or decree in its favor, the Registrant will provide the officer or trustee with the same indemnification, after the same determination, as it is required to provide with respect to a proceeding not brought by or on behalf of the Registrant.

         This indemnification will be provided with respect to an action, suit proceeding arising from an act or omission or alleged act or omission, whether occurring before or after the adoption of Article XIV of the Registrant's Bylaws.

ITEM 26.  Business and other Connections of the Investment Advisor
          --------------------------------------------------------

         See the Statements of Additional Information section entitled "Management" for each series of the Trust and the Investment Advisors' Form ADV filed with the Commission, which is hereby incorporated by reference, for the activities and affiliations of the officers and directors of the Investment Advisors of the Registrant. Except as so provided, to the knowledge of Registrant, none of the directors or executive officers of the Investment Advisors are or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature. The Investment Advisors currently serve as investment advisors to numerous institutional and individual clients.


ITEM 27.  Principal Underwriter
          ---------------------

       (a) Capital Investment Group, Inc. is underwriter and distributor for The Chesapeake Aggressive Growth Fund, The Chesapeake Growth Fund, The Chesapeake Core Growth Fund, Capital Value Fund, Investek Fixed Income Trust, The Brown Capital Management Equity Fund, The Brown Capital Management Balanced Fund, The Brown Capital Management Small Company Fund, The Brown Capital Management International Equity Fund, WST Growth & Income Fund, Blue Ridge Total Return Fund, SCM Strategic Growth Fund, The CarolinasFund, New Providence Capital Growth Fund, and the Wisdom Fund.

       (b)

   Name and Principal        Position(s) and Offices     Position(s) and Offices
   Business Address          with Underwriter            with Registrant
   ================          ================            ===============

   Richard K. Bryant         President                   Trustee  and officer of
   17 Glenwood Ave.                                      Trust;   President   of
   Raleigh, NC                                           Capital Value Fund; no
                                                         position   with   other
                                                         series of Trust

   E.O. Edgerton, Jr.        Vice President              Vice   President     of
   17 Glenwood Ave.                                      Capital Value Fund;  no
   Raleigh, NC                                           position   with   other
                                                         series of the Trust

         (c)      Not applicable


ITEM 28.  Location of Accounts and Records
          --------------------------------

         All account books and records not normally held by First Union National Bank of North Carolina, the Custodian to the Registrant, are held by the Registrant, in the offices of The Nottingham Company, Inc., Fund Accountant and Administrator, NC Shareholder Services, LLC Transfer Agent to the Registrant, New Providence Capital Management, L.L.C.,
         Advisor to the New Providence Capital Growth Fund, or by Atlanta Investment Counsel, L.L.C., Advisor to the Wisdom Fund.

         The address of The Nottingham Company, Inc. is 105 North Washington Street, Post Office Drawer 69, Rocky Mount, North Carolina 27802-0069. The address of NC Shareholder Services, LLC is 107 North Washington Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365. The address of New Providence Capital Management, L.L.C. is 2859 Paces Ferry Road, Suite 2125, Atlanta, Georgia 30339. The address of Atlanta Investment Counsel, L.L.C. is 2771 Carmon-on-Wesley, NW, Suite 100, Atlanta, GA 30327. The address of First Union National Bank of North Carolina is Two First Union Center, Charlotte, North Carolina 28288-1151.

ITEM 29.  Management Services
          -------------------

         Not Applicable.


ITEM 30.  Undertakings
          ------------

         None.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended ("Securities Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 5 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Rocky Mount, and State of North Carolina on this 14th day of July, 1999.

NEW PROVIDENCE INVESTMENT TRUST


By:   /s/ C. Frank Watson, III
     _____________________________
      C. Frank Watson, III
      Secretary


Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 5 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature                           Title                    Date
---------                           -----                    ----

           *
_______________________             Trustee                  July 14, 1999
 Jack E. Brinson


 /s/ Julian G. Winters
_______________________             Treasurer                July 14, 1999
 Julian G. Winters


* By:   /s/ C. Frank Watson, III
       __________________________          Dated: July 14, 1999
        C. Frank Watson, III
        Attorney-in-Fact